Private Placement (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member] - USD ($)	4 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Private Placement Warrants (Details) [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days	30 days
Percentage of redeem public shares		100.00%	100.00%
Private Placement Warrants [Member]
Private Placement Warrants (Details) [Line Items]
Purchased aggregate shares		6,000,000	6,600,000
Price per unit		$ 1.00	$ 1.00
Gross proceeds		$ 6,000,000	$ 6,600,000
Sale of stock, description			each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from this offering to be held in the Trust Account.
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Private Placement Warrants [Member] | If the underwriters' over-allotment option is exercised in full
Private Placement Warrants (Details) [Line Items]
Purchased aggregate shares		6,600,000
Gross proceeds		$ 6,600,000